SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)			12 Months Ended
	Sep. 30, 2020 HKD ($)	Sep. 30, 2018	Sep. 30, 2020 HKD ($)	Sep. 30, 2019 HKD ($)	Sep. 30, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured						$ 10,847,959	$ 3,623,348
Cash and cash equivalents deposited in financial institutions						1,018,726	0
Cash and cash equivalents deposited in financial institutions annual limit	$ 500,000		$ 500,000	$ 500,000		$ 65,000	$ 65,000
Customer | Customer One | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)			18.00%	15.00%
Customer | Customer One | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	35.00%	45.00%		46.00%
Customer | Customer Two | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)			11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	16.00%	24.00%		30.00%
Customer | Customer Three | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)			10.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	14.00%
Supplier | Supplier One | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)			11.00%	13.00%	19.00%
Supplier | Supplier Two | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)			10.00%	10.00%	14.00%